TAXES PAYABLE	12 Months Ended
Jun. 30, 2022
TAXES PAYABLE
TAXES PAYABLE

NOTE 13. TAXES PAYABLE

Taxes payable consisted of the following:

	June 30,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
VAT payable	¥643,896	¥1,741,972	$260,085
Income tax payable	440,030	440,030	65,698
Other taxes payable	165,068	28,956	4,323
Total taxes payable	¥1,248,994	¥2,210,958	$330,106